UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor Raleigh, NC 27626-0575
(Address of principal executive offices) (Zip code)

PFPC Inc.

301 Bellevue Parkway, 2nd Floor

Wilimington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule of Investments is attached herewith.

Sterling Small Cap Value Fund

Schedule of Portfolio Investments

January 31, 2007 (Unaudited)

	Shares	Market Value
COMMON STOCKS (97.6%)
Consumer Discretionary (28.9%)
America’s Car-Mart, Inc. (a)	25,000	$260,250
Avatar Holdings, Inc. (a)	18,085	1,459,098
Callaway Golf Co.	88,650	1,464,498
Career Education Corp. (a)	27,150	778,391
Catalina Marketing Corp.	69,700	1,989,935
Champion Enterprises, Inc. (a)	232,225	1,906,567
Exide Technologies (a)	281,834	2,023,568
Fleetwood Enterprises, Inc. (a)	111,350	1,025,534
Lithia Motors, Inc., Class A	12,221	351,232
O’Charleys, Inc. (a)	32,950	699,858
ProQuest Co. (a)	112,650	1,250,415
Regis Corp.	29,100	1,216,089
Tempur-Pedic International, Inc. (a)	17,650	420,070
Universal Technical Institute, Inc. (a)	19,850	469,452
Zale Corp. (a)	65,000	1,788,800

		17,103,757

Consumer Staples (2.2%)
Sanderson Farms, Inc.	27,848	880,554
Winn-Dixie Stores, Inc. (a)	31,700	431,437

		1,311,991

Energy (4.3%)
CARBO Ceramics, Inc.	18,500	682,280
Forest Oil Corp. (a)	59,050	1,884,876

		2,567,156

Financials (19.6%)
Annaly Capital Management, Inc.	131,550	1,812,759
Endurance Specialty Holdings, Ltd.	33,600	1,142,400
First Citizens BancShares, Inc., Class A	9,550	1,957,655
Horace Mann Educators Corp.	42,550	843,766
Infinity Property & Casualty Corp.	19,650	940,056
Origen Financial, Inc.	51,727	295,361
Phoenix Cos., Inc. (The)	93,650	1,407,559
Provident Financial Services, Inc.	21,300	387,660
UMB Financial Corp.	11,400	416,898
Waddell & Reed Financial, Inc., Class A	61,790	1,586,149
Washington Federal, Inc.	35,450	822,086

		11,612,349

Health Care (5.1%)
CONMED Corp. (a)	34,040	823,768
Dendrite International, Inc. (a)	42,625	465,039
Par Pharmaceutical Cos., Inc. (a)	65,050	1,716,019

		3,004,826

Industrials (10.9%)
Belden CDT, Inc.	15,125	654,156
Brink’s Co. (The)	19,250	1,196,387
Covanta Holding Corp. (a)	109,560	2,592,190

Crane Co.	28,050	1,089,182
Jacuzzi Brands, Inc. (a)	32,717	406,672
Trex Co., Inc. (a)	18,375	491,715

		6,430,302

Information Technology (19.6%)
Agilysys, Inc.	14,200	269,090
Axcelis Technologies, Inc. (a)	64,415	414,833
BISYS Group, Inc. (The) (a)	180,700	2,307,539
Black Box Corp.	40,369	1,658,359
Cabot Microelectronics Corp. (a)	47,850	1,444,592
CSG Systems International, Inc. (a)	41,300	1,035,804
EarthLink, Inc. (a)	341,175	2,493,989
Gartner, Inc. (a)	29,250	639,405
Keane, Inc. (a)	44,090	536,575
Orbotech, Ltd. (a)	22,450	537,453
Progress Software Corp. (a)	9,600	272,736

		11,610,375

Materials (2.2%)
Louisiana-Pacific Corp.	57,450	1,316,179

Telecommunication Services (1.2%)
Commonwealth Telephone Enterprises, Inc.	16,550	699,072

Utilities (3.6%)
Allete, Inc.	20,900	1,005,081
Peoples Energy Corp.	25,400	1,106,170

		2,111,251

Total Common Stocks (Cost $47,322,540)		57,767,258

	Principal Amount
REPURCHASE AGREEMENT (4.4%)
U.S. Bank N.A. 5.05%, dated 01/31/07, maturing on 02/01/07, with a maturity value of $2,613,024 (collateralized fully by U.S. Government Agencies)	$2,612,657	2,612,657

Total Repurchase Agreement (Cost $2,612,657)		2,612,657

Total Investments (Cost $49,935,197) - 102.0%		60,379,915
Net Other Assets (Liabilities) - (2.0%)		(1,187,890)

NET ASSETS - 100.0%		$59,192,025

(a)	Represents non-income producing security.

See accompanying notes to Schedule of Portfolio Investments.

Sterling Small Cap Value Fund

Notes to Schedule of Portfolio Investments

January 31, 2007 (Unaudited)

A. Security Valuation: Investments in the Fund are valued at their latest available sale price on the principal market for which is a securities exchange or an over-the-counter market (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially effects the furnished price) will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

B. Tax Disclosure: No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at January 31, 2007 for the Fund are as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$49,935,197	$11,505,529	$(1,060,811)	$10,444,718

For additional information regarding the accounting policies of the Sterling Small Cap Value Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)
Date 3/16/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)
Date 3/16/07

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)
Date 3/16/07

*	Print the name and title of each signing officer under his or her signature.